TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Movement in provision for impairment of loan receivables (Details) - Loan receivables - Accumulated impairment - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOAN RECEIVABLE
Beginning of the period	₺ 195,731
Additions during the year	301,312	₺ 209,609
Collections		(813)
Unused amount reversed	(219,613)
Monetary gain	(75,556)	(13,065)
End of the period	₺ 201,874	₺ 195,731